Taxation (Tables)	12 Months Ended
Mar. 31, 2024
Taxes Payable [Abstract]
Schedule of Composition of Income Tax (Expenses)/Benefits

Composition of income tax (expenses)/benefits

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	(1,450)	(6,965)	(137)
Deferred income tax benefit	15,962	8,948	1,755
	14,512	1,983	1,618

Schedule of Components of Loss Before Tax

The components of loss before tax are as follows:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(138,698)	(92,070)	(51,949)
Loss from Cayman Islands and Hong Kong entities	(518,188)	(96,319)	(16,628)
Total loss before tax	(656,886)	(188,389)	(68,577)

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax (expense)/benefit
Current income tax expense	(1,450)	(6,965)	(137)
Deferred tax benefit	15,962	8,948	1,755
Total income tax benefit	14,512	1,983	1,618

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2022	2023	2024
PRC Statutory tax rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(29%)	(12%)	(11%)
Permanent book – tax difference	(8%)	(3%)	(8%)
Additional deduction for research and development expenditures	1%	2%	6%
Effect of change on tax rate	—	(18)%	(5)%
Changes in valuation allowance	13%	7%	(5)%
Effective tax rate	2%	1%	2%

Schedule of Significant Components of Deferred Tax Assets and Liabilities
(c)
Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	125,113	128,639
- Carryforwards of un-deducted advertising expenses	329,868	324,937
- Provision of credit losses	4,312	1,387
- Accruals and other liabilities	8,394	3,497
- Impairment of available-for-sale investments	900	500
Less: valuation allowance	(468,587)	(458,960)
Net deferred tax assets	—	—
Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination	1,755	—
- Unrealized securities holding gain	1,614	1,299
Net deferred tax liabilities	3,369	1,299

Schedule of Operating Loss Carry Forward

As of March 31, 2024, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2024	98,538
2025	141,199
2026	98,601
2027	77,860
2028	27,761
Thereafter	105,182
549,141

Schedule of Movement of Valuation Allowance

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the period	540,973	465,703	468,587
Addition	19,865	10,298	1,653
Effect of change on tax rate	—	30,001	3,710
Written off for expiration of net operating losses	(2,380)	(20,022)	(4,371)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(92,755)	(17,393)	(10,619)
Balance at end of the period	465,703	468,587	458,960